SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Insurance	$ 1,215,349	$ 1,148,455
Prepaid interest	1,080	1,889
Prepaid marketing services	139,366	733,417
Prepaid rent	17,054	12,485
Prepaid subscriptions	82,127	29,194
Deposits	370,257	382,284
Prepaid expenses and deposits	$ 1,825,233	$ 2,307,724